SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE - Impact of IFRS 16 on Adoption (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property and equipment		$ 4,861	$ 4,932	[1]		$ 6,237
Right-of-use assets	$ 1,985	2,023
Intangible assets		1,839
Goodwill	3,959	3,816	3,816			4,618
Deferred tax assets	134	197	197	[1]
Other assets	163	192	135	[1]
Total non-current assets	13,560	12,928	10,992	[1]
Current assets
Trade and other receivables	628	516	577	[1]		755
Other current assets		2,516
Total current assets		3,032
Assets classified as held for sale	0	21	17	[1]
Total assets	16,059	15,981	14,102	[1]
Equity
Equity attributable to equity owners of the parent	1,226	3,667	3,670	[1]
Non-controlling interests	994	(892)	(891)	[1]
Total equity	2,220	2,775	2,779	[1]	$ 3,947	$ 3,890	$ 6,043
Non-current liabilities
Debt and derivatives	7,759	6,522	6,567	[1]
Provisions	138	110	110	[1]
Lease liabilities		1,638
Deferred tax liabilities	141	180	180	[1]
Other liabilities	33	44	53	[1]
Total non-current liabilities	8,071	8,494	6,910	[1]
Current liabilities
Trade and other payables	1,847	1,378	1,624	[1]
Debt and derivatives	2,585	1,283	1,289	[1]
Lease liabilities		361
Provisions	222	395	234	[1]
Other liabilities	1,012	1,287	1,066	[1]
Total current liabilities		4,704
Liabilities held for sale	0	8	4	[1]
Total equity and liabilities	$ 16,059	$ 15,981	14,102	[1]
Weighted-average incremental rate applied to lease liabilities		9.62%
December 31, 2018
Non-current assets
Property and equipment			4,932
Intangible assets			1,854
Goodwill			3,816
Deferred tax assets			197
Other assets			193
Total non-current assets			10,992
Current assets
Trade and other receivables			577
Other current assets			2,516
Total current assets			3,093
Assets classified as held for sale			17
Total assets			14,102
Equity
Equity attributable to equity owners of the parent			3,670
Non-controlling interests			(891)
Total equity			2,779
Non-current liabilities
Debt and derivatives			6,567
Provisions			110
Deferred tax liabilities			180
Other liabilities			53
Total non-current liabilities			6,910
Current liabilities
Trade and other payables			1,432
Debt and derivatives			1,289
Provisions			398
Other liabilities			1,290
Total current liabilities			4,409
Liabilities held for sale			4
Total equity and liabilities			$ 14,102
IFRS 16 | Impact of IFRS 16
Non-current assets
Property and equipment		$ (71)
Right-of-use assets		2,023
Intangible assets		(15)
Goodwill		0
Deferred tax assets		0
Other assets		(1)
Total non-current assets		1,936
Current assets
Trade and other receivables		(61)
Other current assets		0
Total current assets		(61)
Assets classified as held for sale		4
Total assets		1,879
Equity
Equity attributable to equity owners of the parent		(3)
Non-controlling interests		(1)
Total equity		(4)
Non-current liabilities
Debt and derivatives		(45)
Provisions		0
Lease liabilities		1,638
Deferred tax liabilities		0
Other liabilities		(9)
Total non-current liabilities		1,584
Current liabilities
Trade and other payables		(54)
Debt and derivatives		(6)
Lease liabilities		361
Provisions		(3)
Other liabilities		(3)
Total current liabilities		295
Liabilities held for sale		4
Total equity and liabilities		$ 1,879

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.